UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ];   Amendment Number:
     This Amendment (Check only one.)	[  ] is a restatement.
				     	[  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: Enso Capital Management LLC
Address:  540 Madison Avenue, Suite 18A
New York, NY 10022


Form 13F File Number:   028-11677

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Salina Love
Title:  	Chief Compliance Officer
Phone:		212-829-3512

Signature, Place, and Date of Signing:


	/s/ Salina Love		New York, NY				01/29/2009
	[Signature]		[City, State]				[Date]

Report type (Check only one.):

[X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	NONE


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  	26

Form 13F Information Table Value Total:  	$88,000
					 	(thousands)

List of Other Included Managers: NONE


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Name of Issuer			Title of			Value		Shrs or		Shrs/	Put/	Invest	Other 	Voting Authority
				Class		Cusip		(x$1000)	Prn Amt.	Prn	Call	Dscrtn	Mngrs	Sole	  Shared   None


CAMECO CORPORATION CMN		COM		13321L108	5,862 		339,848 	SH		SOLE		339,848
CAMECO CORPORATION CMN		COM		13321L108	508 		29,820 		SH		DEFINED		29,820
COMPANHIA VALE DO RIO DOCE SPONSCOM		204412209	9,309 		768,716 	SH		SOLE		768,716
COMPANHIA VALE DO RIO DOCE SPONSCOM		204412209	820 		67,688 		SH		DEFINED		67,688
DISCOVERY COMMUNICATIONS, INC. 	COM		25470F302	2,394 		178,777 	SH		SOLE		178,777
DISCOVERY COMMUNICATIONS, INC. 	COM		25470F302	218 		16,251 		SH		DEFINED		16,251
FRONTIER OIL CORP CMN		COM		35914P105	5,441 		430,835 	SH		SOLE		430,835
FRONTIER OIL CORP CMN		COM		35914P105	476 		37,709 		SH		DEFINED		37,709
IAMGOLD CORPORATION CMN		COM		450913108	3,052 		499,434 	SH		SOLE		499,434
IAMGOLD CORPORATION CMN		COM		450913108	271 		43,993 		SH		DEFINED		43,993
ISHARES FTSE XINHAU CHINA 25 INDETF		464287184	13,750 		472,669 	SH		SOLE		472,669
ISHARES FTSE XINHAU CHINA 25 INDETF		464287184	1,226 		42,148 		SH		DEFINED		42,148
LORILLARD, INC. CMN		COM		544147101	8,186 		145,272 	SH		SOLE		145,272
LORILLARD, INC. CMN		COM		544147101	744 		13,207 		SH		DEFINED		13,207
MFA MORTGAGE INVESTMENTS INC CMNCOM		55272X102	3,271 		555,424 	SH		SOLE		555,424
MFA MORTGAGE INVESTMENTS INC CMNCOM		55272X102	297 		50,490 		SH		DEFINED		50,490
NEPHROS, INC. CMN		COM		640671103	390 		3,273,766 	SH		SOLE		3,273,766
NEWS CORPORATION CMN CLASS A	COM		65248E104	4,245 		466,980 	SH		SOLE		466,980
NEWS CORPORATION CMN CLASS A	COM		65248E104	381 		41,880 		SH		DEFINED		41,880
PROSHARES TR ULTRASHORT REAL ESTETF		74347R552	2,470 		48,704 		SH		SOLE		48,704
SPDR GOLD TRUST ETF		ETF		78463V107	14,757 		170,565 	SH		SOLE		170,565
SPDR GOLD TRUST ETF		ETF		78463V107	1,306 		15,095 		SH		DEFINED		15,095
STERLITE INDUSTRIES (INDIA) LTD COM		859737207	4,122 		746,654 	SH		SOLE		746,654
STERLITE INDUSTRIES (INDIA) LTD COM		859737207	364 		65,874 		SH		DEFINED		65,874
WALTER INDS INC (NEW) CMN	COM		93317Q105	3,799 		216,984 	SH		SOLE		216,984
WALTER INDS INC (NEW) CMN	COM		93317Q105	341 		19,464 		SH		DEFINED		19,464

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